SCHEDULE OF FAIR VALUE CONVERSION (Details)			9 Months Ended	12 Months Ended
	Apr. 05, 2023 USD ($)		Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2023	Dec. 31, 2023 $ / shares	Apr. 05, 2023 $ / shares	Apr. 05, 2023	Apr. 05, 2023 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI	$ 272,000		$ 1,427,000	$ 900
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input			106.6			135.70			78.20
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input			3.0			5.08			4.34
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input			0.0			0.0			0.0
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
[custom:EquitySecuritiesFvNiMeasurementInputTerm]	1 year	[1]	1 year 6 months	3 months [1]
Measurement Input, Conversion Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input					0.04		0.054	0.04		0.054
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input					0.01		0.01	0.04		0.05

[1]	As of December 31, 2023 the Company estimated that the probability that the Debenture would be converted following 12 months is minimal.